Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Abstract]
Disclosure of change in accounting policy impact on consolidated statements of cash flows explanatory
①	Impact on consolidated statements of cash flows

	December 31, 2020		December 31, 2021		December 31, 2022
Decrease in cash flows from operating activities	~~W~~	3,373,232	(6,880,161	~~)~~ 	(877,724)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies		10,133	3,301		(1,575)
Increase in cash and cash equivalents at the beginning of the period		14,513,053	17,896,418		11,019,558
Increase in cash and cash equivalents at the end of the period	~~W~~	17,896,418	11,019,558		10,140,259

Disclosure of change in accounting policy impact on notes consolidated statements of cash flows explanatory
②	Impact on notes to the consolidated statements of cash flows

	December 31, 2020		December 31, 2021	December 31, 2022
Decrease in restricted deposits – excluded cash and cash equivalents	~~W~~	17,896,418	11,019,558	10,140,259